Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Supplement Dated August 20, 2021 to the Prospectus Dated May 1, 2021
This Supplement updates certain information in the Prospectus for the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”). You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a sub‑adviser of the Fund and a wholly-owned subsidiary of Franklin Resources, merged with and into Franklin Advisers, Inc (“FAV”), also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, all of the rights and obligations of QS Investors under the sub‑advisory agreement pursuant to which QS Investors provided sub‑advisory services to the Fund were transferred to FAV and FAV became a sub‑adviser of the Fund. Such transfer did not result in a change of actual control or management. The transfer also did not result in any change to the nature or amount of services provided, or the fees payable, under the sub‑advisory agreement. In addition, the transfer will not result in any change to the manner in which the Fund’s portfolio is managed.
As a result, effective immediately, the Fund’s Prospectus is revised as follows:

1.
All references to “QS Investors, LLC” in the Fund’s Prospectus are removed and replaced with “Franklin Advisers, Inc.”, and all references to “QS Investors” in the Fund’s Prospectus are removed and replaced with “FAV”.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Supplement Dated August 20, 2021 to the Prospectus Dated May 1, 2021
This Supplement updates certain information in the Prospectus for the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”). You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a sub‑adviser of the Fund and a wholly-owned subsidiary of Franklin Resources, merged with and into Franklin Advisers, Inc (“FAV”), also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, all of the rights and obligations of QS Investors under the sub‑advisory agreement pursuant to which QS Investors provided sub‑advisory services to the Fund were transferred to FAV and FAV became a sub‑adviser of the Fund. Such transfer did not result in a change of actual control or management. The transfer also did not result in any change to the nature or amount of services provided, or the fees payable, under the sub‑advisory agreement. In addition, the transfer will not result in any change to the manner in which the Fund’s portfolio is managed.
As a result, effective immediately, the Fund’s Prospectus is revised as follows:

1.
All references to “QS Investors, LLC” in the Fund’s Prospectus are removed and replaced with “Franklin Advisers, Inc.”, and all references to “QS Investors” in the Fund’s Prospectus are removed and replaced with “FAV”.